Derivative Financial Instruments - Not designated as Hedging Instruments - Balance Sheet Location (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Asset, Current	$ 22,544	$ 555
Derivative Asset, Noncurrent	12,333	8,269
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Asset, Current	22,544	555
Derivative Liability, Current	0	0
Derivative Asset, Noncurrent	12,333	8,269
Derivative Liability, Noncurrent	0	0
Derivative Asset, Total	34,877	8,824
Derivative Liability, Total	$ 0	$ 0